Financial instruments - Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$ 60,504	$ (135,998)	$ (281,027)
Interest expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss recognized from AOCL to net earnings
Depreciation and amortization/Interest expense	(5,330)	(8,310)	(11,670)
Depreciation and amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss recognized from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (882)	$ (836)	$ (505)